Property and Equipment, net	6 Months Ended
Jun. 30, 2014
Property and Equipment, net
Property and Equipment, net

4. Property and Equipment, net

          Property and equipment consisted of the following at December 31, 2012 and 2013 and June 30, 2014 (in thousands):

	December 31,
			June 30, 2014
	2012	2013
			(unaudited)
Computer equipment and internally developed software	$16,840	$22,517	$26,757
Furniture and fixtures	1,357	1,654	2,048
Leasehold improvements	2,306	2,921	3,050
Vehicles	45	—	—

	20,548	27,092	31,855
Less: Accumulated depreciation	(7,706)	(11,854)	(14,751)

Total property and equipment, net	$12,842	$15,238	$17,104

          Total depreciation and amortization expense of property and equipment was $2.7 million, $5.6 million and $6.4 million for the years ended December 31, 2011, 2012 and 2013, respectively. Total depreciation and amortization expense of property and equipment was $3.4 million (unaudited) and $3.9 million (unaudited) for the six months ended June 30, 2013 and 2014 respectively.

          Amortization of internal use capitalized software development costs was $1.4 million, $2.8 million and $3.8 million for the years ended December 31, 2011, 2012 and 2013, respectively. Amortization of internal use capitalized software development costs was $2.0 million (unaudited) and $2.3 million (unaudited) for the six months ended June 30, 2013 and 2014, respectively.